Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Environmental Reserves Activity

The following table presents the activity of our environmental reserves for the years ended December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Balance at beginning of period	$140	$418
Charged to costs and expenses	—	—
Payments	(140)	(278)
Balance at end of period	$—	$140

Monthly Demand Quantity and Fees

The table below summarizes the monthly demand quantity (“MDQ”) and fees associated with the agreement.  Based on the MDQ, we project that that payout would be achieved during January 2020.

	MDQ (MMBtu/d)	Payback Demand Fee ($/MMBtu)	Gathering Demand Fee ($/MMBtu)	Dubberly Cryogenic Processing Fee ($/MMBtu)
January 1, 2016 to January 22, 2020	249,700	0.275	0.295	n/a
January 1, 2016 to January 22, 2020	113,000	n/a	n/a	0.380

Minimum Lease Payment Obligations and Sublease Rental Income Under Non-Cancelable Operating Leases

Amounts shown in the following table represent minimum lease payment obligations and sublease rental income under non-cancelable operating leases with a remaining term in excess of one year:

		Payment or Settlement due by Period
	Total	2016	2017	2018	2019	2020	Thereafter
	(In thousands)
Operating leases	$45,323	$10,509	$9,344	$7,368	$6,776	$6,203	$5,123
Sublease rental income	4,021	1,579	1,197	814	431	—	—